Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [Abstract]
Property, plant and equipment [Text Block]

10Property, plant and equipment

Accounting policies
Owned assets

The cost of property, plant and equipment comprise all directly attributable costs (including the cost of material and direct labor).

Depreciation is generally calculated using the straight-line method over the useful life of the asset. Land and assets under construction are not depreciated. When assets under construction are ready for their intended use, they are transferred to the relevant asset category and depreciation starts. All other property, plant and equipment items are depreciated over their estimated useful lives to their estimated residual values.

The estimated useful lives of property, plant and equipment are as follows:

Philips Group

Useful lives of property, plant and equipment

Buildings	from 5 to 50 years
Machinery and installations	from 3 to 20 years
Other equipment	from 1 to 10 years

Property, plant and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the book value of the assets concerned may not be recoverable. An impairment loss is recognized for the amount by which the asset's book value exceeds their recoverable amount. Impairments are reversed if and to the extent that the impairment no longer exists. The recoverable amount is defined as the higher of the asset’s fair value less costs of disposal and its value in use.

Gains and losses on the sale of property, plant and equipment are included in other business income. Costs related to repair and maintenance activities are expensed in the period in which they are incurred unless they extend the asset's original lifetime or capacity.

Right-of-use assets

The company leases various items of real estate, vehicles and other equipment. The company determines whether an arrangement constitutes or contains a lease based on the substance of the arrangement at the lease inception. The arrangement constitutes or contains a lease if fulfillment is dependent on the use of a specific asset and the arrangement conveys a right to use the asset, even if that asset is not explicitly specified in the arrangement.

Company as a lessee

The company recognizes right-of-use assets and lease liabilities for leases with a term of more than twelve months if the underlying asset is not of low value. Payments for short-term and low-value leases are expensed over the lease term. Extension options are included in the lease term if their exercise is reasonably certain. Right-of-use assets are measured at cost less accumulated depreciation and impairment losses, adjusted for any remeasurements. Right-of-use assets are depreciated using the straight-line method over the shorter of the lease term and the useful life of the underlying assets.

Company as a lessor

When the company acts as a lessor, it determines at lease inception whether a lease is a finance lease or an operating lease. Leases in which the company does not transfer substantially all the risks and rewards incidental to ownership of an asset are classified as operating leases. The company recognizes lease payments received under operating leases as income on a straight-line basis over the lease term in the Consolidated statement of income.

Accounting estimates and judgments
Impairment of owned and right-of-use assets

Judgments are required, not only to determine whether there is an indication that an asset may be impaired, but also whether indications exist that impairment losses previously recognized may no longer exist or may have decreased (impairment reversal). After indications of impairment have been identified, estimates and assumptions are used in the determination of the recoverable amount of a fixed asset. These involve estimates of expected future cash flows (based on future growth rates and remaining useful life) and residual value assumptions, as well as discount rates to calculate the present value of the future cash flows.

Owned assets

Estimates are required to determine the (remaining) useful lives of fixed assets. Useful lives are determined based on an asset's age, the frequency of its use, repair and maintenance policy, technology changes in production and expected restructuring. The company estimates the expected residual value per asset item. The residual value is the higher of the asset's expected sales price (based on recent market transactions of similar sold items) and its material scrap value.

Right-of-use assets

Judgment is required to determine the lease term. The assessment of whether the company is reasonably certain to exercise extension options impacts the lease term, which could affect the amount of lease liabilities and right-of-use assets recognized.

Property, plant and equipment are fixed assets that are owned or right-of-use assets under a lease agreement. Owned and right-of-use assets are held for use in Philips' operating activities.

Philips Group

Property, plant and equipment

in millions of EUR

	2022	2023
Owned assets	1,718	1,565
Right-of-use assets	919	919
Total	2,638	2,483

Philips Group

Property, plant and equipment - owned assets

in millions of EUR

	Land and buildings	Machinery and installations	Other equipment	Assets under construction	Total
Balance as of January 1, 2023
Cost	1,135	1,779	1,454	309	4,676
Accumulated depreciation	(621)	(1,291)	(1,046)		(2,958)
Book value	514	488	408	309	1,718
Additions	1	115	77	239	433
Assets available for use	20	90	144	(262)	(8)
Depreciation	(56)	(196)	(167)		(420)
Impairments	(5)	(23)	(17)	-	(45)
Transfer (to) from AHFS	(1)	(1)	(45)		(46)
Reclassifications	15	2	(17)	(5)	(6)
Translation differences and other	(14)	(22)	(19)	(7)	(62)
Total change	(39)	(35)	(45)	(35)	(154)
Balance as of December 31, 2023
Cost	1,114	1,731	1,404	274	4,521
Accumulated depreciation	(638)	(1,278)	(1,041)		(2,957)
Book value	476	453	363	274	1,565

Philips Group

Property, plant and equipment - right-of-use assets

in millions of EUR

	Land and buildings	Other equipment	Total
Balance as of January 1, 2023
Cost	1,365	206	1,571
Accumulated depreciation	(543)	(108)	(651)
Book value	822	98	919
Additions	175	62	236
Assets available for use	2	6	8
Depreciation	(150)	(51)	(201)
Impairments	(23)	-	(23)
Transfer (to) from AHFS	(2)		(2)
Reclassifications	-	4	4
Translation differences and other	(18)	(5)	(23)
Total change	(16)	15	(1)
Balance as of December 31, 2023
Cost	1,425	216	1,641
Accumulated depreciation	(619)	(104)	(722)
Book value	806	112	919

Philips Group

Property, plant and equipment - owned assets

in millions of EUR

	Land and buildings	Machinery and installations	Other equipment	Assets under construction	Total
Balance as of January 1, 2022
Cost	1,097	1,585	1,382	208	4,273
Accumulated depreciation	(591)	(1,074)	(967)		(2,632)
Book value	506	511	415	208	1,641
Additions	1	102	77	314	494
Assets available for use	34	69	111	(220)	(6)
Depreciation	(56)	(215)	(176)	-	(447)
Impairments	(3)	(20)	(18)	(1)	(42)
Transfer (to) from AHFS	(3)		-		(3)
Reclassifications	18	14	(5)	2	29
Translation differences and other	16	26	2	5	50
Total change	8	(23)	(8)	100	78
Balance as of December 31, 2022
Cost	1,135	1,779	1,454	309	4,676
Accumulated depreciation	(621)	(1,291)	(1,046)		(2,958)
Book value	514	488	408	309	1,718

Philips Group

Property, plant and equipment - right-of-use assets

in millions of EUR

	Land and buildings	Machinery and installations	Other equipment	Total
Balance as of January 1, 2022
Cost	1,332	176	216	1,724
Accumulated depreciation	(418)	(139)	(109)	(666)
Book value	914	37	107	1,058
Additions	52	-	54	106
Assets available for use	5		1	6
Depreciation	(155)	(2)	(58)	(214)
Impairments	(8)	-	-	(9)
Transfer (to) from AHFS	3			3
Reclassifications	(19)	(13)	-	(32)
Translation differences and other	31	(23)	(6)	1
Total change	(92)	(37)	(9)	(139)
Balance as of December 31, 2022
Cost	1,365	-	206	1,571
Accumulated depreciation	(543)		(108)	(651)
Book value	822	-	98	919

Lease related notes

Below are the references with respect to year-end disclosures as lessee:

  Short-term and low-value leases, are disclosed in Income from operations;
  Disclosures regarding interest expenses on lease liabilities, are disclosed in Financial income and expenses;
  For disclosure on leasing related cash outflow and the split between interest and principal payments, refer to Cash flow statement supplementary information;
  For disclosure on sale and leaseback transactions, refer to Details of treasury and other financial risks;
  For disclosure on lease liabilities and maturity analysis, refer to Debt;

  Other qualitative and quantitative disclosures regarding the nature of lessee’s leasing activities and future lease obligations, refer to Debt.

Below are the references with respect to year-end disclosures as lessor:

  For disclosures on lease income and sublease income, refer to Details of treasury and other financial risks;
  Other qualitative disclosures regarding the nature of lessors leasing activities and risk management, refer to Details of treasury and other financial risks.